(7) Warrants: Schedule of Warrants, Oustanding and Exercisable (Details) (USD $)				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 $0.30 to $0.75	Dec. 31, 2012 $0.91 to $1.84	Dec. 31, 2012 $1.85 to $2.00	Dec. 31, 2012 $0.30 to $2.00
Options, Outstanding	5,725,031	5,367,053	5,218,909	501,667	1,341,898	611,041	2,454,606
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term				1 year 6 months 14 days	2 years 10 months 2 days	3 months 7 days	1 year 10 months 6 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price				$ 0.50	$ 1.37	$ 1.96	$ 1.34
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options				501,667	1,141,898	611,041	2,254,606
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price				$ 0.50	$ 1.44	$ 1.96	$ 1.37